WARRANTS (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares Y shares	Sep. 30, 2025 $ / shares shares
Warrants
Warrants issued (in shares) | shares	4,642,800	2,004,375
Exercise price (in dollars per share) | $ / shares	$ 12.22	$ 22.14
Warrants term	36 months
Total estimated value | $	$ 18,987,000
Warrant value on the LIFE offering | $	17,912,000
Share issuance costs | $	$ 1,075,000
Share price
Warrants
Warrants measurement input | $ / shares	5.75
Dividend yield
Warrants
Warrants measurement input	0
Volatility
Warrants
Warrants measurement input	1.349
Risk free interest rate
Warrants
Warrants measurement input	0.0247
Expected life
Warrants
Warrants measurement input | Y	3
Unit Warrants
Warrants
Warrants issued (in shares) | shares	4,380,000
Broker warrants
Warrants
Warrants issued (in shares) | shares	262,800
Warrants expire on October 31, 2028
Warrants
Exercise price (in dollars per share) | $ / shares	$ 8.9
Warrants term	36 months